Recoverable taxes - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Tax Receivables and Payables [Line Items]
IRPJ/CSLL – prepayments and withheld taxes	R$ 497,078	R$ 227,464
PIS/COFINS – on acquisitions of property, plant and equipment	90,506	187,126
PIS/COFINS – operations	757,576	789,667
PIS/COFINS – exclusions from ICMS	362,592	405,407
ICMS – on acquisitions of property, plant and equipment	466,057	471,825
ICMS – operations	1,750,758	1,654,162
Reintegra program	67,913	70,610
Recoverable Taxes, Other Taxes and Contributions	83,582	64,444
Provision for Impairment of Value Added Tax on Sales and Services credits	(1,665,901)	(1,581,961)	R$ (1,452,435)
Tax Assets	2,410,161	2,288,744
Recoverable taxes	1,447,898	1,109,619
Recoverable taxes	R$ 962,263	R$ 1,179,125